Post- Employment Benefits - Summary of Remeasurement Components Recognized in Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Remeasurements recognized in other comprehensive loss
Effect of changes in demographic assumptions	$ 0	$ 0
Effect of changes in financial assumptions	96	155
Effect in experience assumptions	(642)	(310)
Return on plan assets (excluding interest income)	2	13
Total remeasurements recognized as other comprehensive loss	(544)	(142)
Cumulative amount of remeasurements immediately recognized in other comprehensive loss	$ (4,125)	$ (3,581)